Investments (Consolidated Variable Interest Entities - Narrative) (Details) (Consolidated securitization entities [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated securitization entities [Member]
Variable Interest Entity [Line Items]
Variable interest, maximum exposure to loss in consolidated securitization entities	$ 120	$ 92
Long-term debt held by consolidated securitization entities, percentage range minimum	2.25%	2.25%	2.25%
Long-term debt held by consolidated securitization entities, percentage range maximum	5.57%	5.57%	5.57%
Interest expense on long-term debt held by consolidated securitization entities	$ 122	$ 163	$ 322